TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses,

Summary Prospectuses and Statements of Additional Information, as supplemented

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Transamerica Small Cap Core (the “Fund”)

Effective September 30, 2019, the information in the Prospectuses and Summary Prospectuses under the section entitled “Management” for the Fund is deleted in its entirety and replaced with the information below.

Management:

Investment Manager: Transamerica Asset Management, Inc.

Sub-Adviser: Systematic Financial Management, L.P.

Portfolio Manager:

Eoin E. Middaugh, CFA	Portfolio Manager	since 2013

Effective September 30, 2019, the following replaces the information in the Prospectuses relating to the Fund under the section entitled “Shareholder Information — Portfolio Manager(s)”:

Transamerica Small Cap Core

Name	Employer	Positions Over Past Five Years

Eoin E. Middaugh, CFA	Systematic Financial Management, L.P.	Portfolio Manager of the fund since 2013; Portfolio Manager since 2006; Employed by Systematic Financial Management, L.P. since 2002

Effective September 30, 2019, the following replaces the corresponding information in the Statements of Additional Information in “Appendix B — Portfolio Managers — Systematic Financial Management, L.P. (“Systematic”)”:

Systematic Financial Management, L.P. (“Systematic”)

Transamerica Small Cap Core

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Eoin E. Middaugh, CFA	0	$0	1	$60 million	1	$87 million
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)

Eoin E. Middaugh, CFA	0	$0	0	$0	1	$87 million

Compensation

The compensation package for portfolio managers Eoin E. Middaugh, CFA and Kenneth Burgess, CFA, consists of a fixed base salary and a share of Systematic’s revenues. Total compensation is influenced by Systematic’s overall revenues and therefore is based in part on the aggregate performance of all of Systematic’s portfolios. Portfolio managers are not compensated solely on the basis of the performance of, or the value of assets held in, any product managed by Systematic. Moreover, the portfolio managers are provided with a benefits package, including health insurance, and participation in a company 401(K) plan, comparable to that received by other Systematic employees.

Ownership of Securities

As of October 31, 2018 the portfolio manager(s) did not beneficially own any shares of the fund(s), except as follows:

Portfolio Manager	Range of Securities Owned	Fund
Kenneth Burgess, CFA	$100,001 - $500,000	Transamerica Small/Mid Cap Value
Eoin E. Middaugh, CFA	$100,001 - $500,000	Transamerica Small Cap Core

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Investors Should Retain this Supplement for Future Reference

October 4, 2019